Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

5. STOCKHOLDERS’ EQUITY

Reorganization

Prior to the Reorganization described in Note 1, the Company was authorized to issue up to 100,000,000 shares of common stock, par value $0.001 per share. Upon the Reorganization in January 2023 (see Note 1), the Company was authorized to issue 300,000,000 shares of common stock and 50,000,000 shares of preferred stock, par value $0.0001 per share.

Amendment to Articles of Incorporation

Dual Class Share Structure

On March 29, 2023, the Company amended its articles of incorporation to institute a dual class share structure consisting of Class A Common Stock, and Class B Common Stock, and any number of classes of preferred stock. Class A Common Stock was entitled to twenty (20) votes per share on proposals requiring or requesting stockholder approval, and Class B Common Stock was entitled to one (1) vote on any such matter. A share of Class A Common Stock could have been voluntarily converted into a share of Class B Common Stock. A transfer of a share of Class A Common Stock would have resulted in its automatic conversion into Common Stock upon such transfer, subject to certain exceptions, including that the transfer of shares of Class A Common Stock to another holder of Class A Common Stock would not have resulted in such automatic conversion. Class B Common Stock was not convertible. Other than as to voting and conversion rights, Class A Common Stock and Class B Common Stock had the same rights and preferences and ranked equally, shared ratably and were identical in all respects as to all matters.

Due to this amendment, the Company’s authorized capital stock became 350,000,000 shares, consisting of: (i) 300,000,000 shares of common stock, par value $0.0001 per share, of which 20,000,000 shares were designated Class A Common Stock, $0.0001 par value per share, and 280,000,000 shares were designated as Class B Common Stock, $0.0001 par value per share; and (ii) 50,000,000 shares of preferred stock, $0.0001 par value per share. All 9,200,434 shares of common stock issued and outstanding at the time of the amendment became shares of Class B Common Stock.

Single Common Stock Structure

On June 5, 2023, the Company further amended its articles of incorporation to amend the share structure by (i) eliminating a dual class share structure consisting of the Class A Common Stock and Class B Common Stock and establishing a single common stock structure consisting of shares of common stock only, with 350,000,000 authorized shares being all designated as common stock with a par value of $0.0001 per share (the “Single Common Stock Structure”), entitled to one (1) vote per share; and by (ii) eliminating all authorized shares of preferred stock. All shares of Class B Common Stock issued and outstanding at the time of the amendment became shares of common stock. The accompanying financial statements reflect the single common stock structure in place as of June 30, 2023.

After the Reorganization and amendments to the articles of incorporation, there were 9,200,434 shares of common stock issued and outstanding, and no shares of preferred stock authorized, issued or outstanding.

2023 Private Placement

From April to June 2023, the Company conducted a private placement of and entered into certain subscription agreements with several accredited investors. Pursuant to the agreements, the Company issued 955,000 shares of common stock at $1.00 per share for a total of $955,000. As of June 30, 2023, the Company received $855,000 in proceeds from subscriptions and had a subscription receivable of $100,000, which was received in July 2023. Additionally, the Company received $50,000 in proceeds from a potential investor that ultimately was not issued shares in the private placement. The Company recorded this amount as a subscription liability on the balance sheet, and the balance was returned to the individual in September 2023.

Advisor Agreements

In June 2023, the Company entered into advisor agreements with certain advisors, pursuant to which the advisors will provide business and corporate advice in connection with the Offering to the Company. In consideration for the advisor’s services, the Company issued 500,000 shares of common stock to six individuals and entities, for an aggregate of 3,000,000 shares. The Company recorded an expense of $3,000,000, or fair value of $1.00 per share, pertaining to these issuances, which is included in general and administrative expense in the statements of operations. The fair value was determined based on recent sales of stock under the 2023 Private Placement disclosure noted above.

Cancellations

In June 2023, the Company entered into a Cancellation Agreement with four stockholders, who each owned 750,000 shares of common stock or an aggregate of 3,000,000 shares. The stockholders purchased these shares from the founder, Sean Dollinger, pursuant to a stock purchase agreement on January 12, 2023, between Mr. Dollinger and each of these four stockholders. As of the date these financial statements were available to be issued these shares were either cancelled or pending cancellation with the transfer agent. The Company repurchased the shares for $18,000.

Restricted Stock Units

On March 18, 2021, the Company implemented its 2021 Stock Option and Incentive Plan (the “Plan”). The maximum number of shares of common Stock issuable under The Plan is 1,666,667. In March 2021, the Company granted 350,000 restricted stock units (“RSUs”) to certain key employees, directors, consultants, and advisors of the Company pursuant to the Company’s 2021 Stock Option and Incentive Plan (the “Plan”). Each unit was to vest in 25% increments every six months for a period of two years from the date of issuance. As of December 31, 2021, 87,500 RSUs vested and were issued and outstanding shares of common stock, and 262,500 remained unvested. The RSUs had a grant-date fair value of approximately $525,000.

During the six months ended June 30, 2022, an additional 87,500 RSUs vested and the Company recognized total stock-based compensation expense of $131,250, of which $125,000 was included in general and administrative expenses and $6,250 was included in sales and marketing expenses in the statement of operations.

In September 2022, the Company accelerated the vesting of the remaining 175,000 unvested restricted stock units and therefore an aggregate of 262,500 shares were vested during 2022. Upon this, all 350,000 RSUs granted in 2021 were vested and outstanding shares of common stock. As of December 31, 2022, all restricted stock units were vested.

Regulation A Offering

In March 2022, the Company received its notice of qualification from the Securities and Exchange Commission under Regulation A. The offering was terminated in June 2022. No securities were sold under the offering.

6. STOCKHOLDERS’ EQUITY

Prior to the Reorganization described in Note 1, the Company was authorized to issue up to 100,000,000 shares of common stock, par value $0.001 per share. Upon the Reorganization described in Note 1, the Company is authorized to issue 300,000,000 shares of common stock and 50,000,000 shares of preferred stock, par value $0.0001 per share (see Note 10).

As of December 31, 2022 and 2021, there were 9,200,405 and 8,937,905 shares of common stock issued and outstanding, respectively, after the 1-for-6 reverse stock split in connection with the Reorganization. The accompanying financial statements and related disclosures have been presented to retroactively reflect the Reorganization.

The holders of outstanding shares of common stock are entitled to one vote for each share of Common stock held at all meetings of stockholders.

In January 2021, the Company issued 1,733,333 shares to its founders for $10,400 in proceeds, which was the original par value of the issuances.

In February 2021, the Company entered into several stock purchase and subscription agreements and issued 2,033,737 shares of common stock at a price of $1.50 per share for a total amount of $3,020,072, net of transaction costs.

Pursuant to the SWOL Agreement in March 2021, the Company issued 2,666,667 shares to Dollinger Holdings LLC in a common control transaction (see Note 4).

Pursuant to the CWS Agreement in April 2021, the Company issued 1,666,667 shares to the members of Squared, which includes our Chief Executive Officer, for a fair value of $2,500,000, or $1.50 per share (see Note 4).

In April 2021, the Company entered two stock purchase and subscription agreements and issued 16,667 shares of common stock at a price of $3.00 per share for a total amount of $50,000.

Pursuant to the Soleil Vino acquisition in May 2021, the Company issued 666,667 shares to Dollinger Holdings LLC (see Note 4). In conjunction with the Soleil Vino Agreement, the Company entered into a finder’s fee agreement with a third-party whereby Company issued 66,667 shares of common stock valued at $100,000.

The fair value of common stock issued in 2021 equity-based transactions was determined based on the predominate selling price of shares to third parties during the period.

Restricted Stock Units

On March 18, 2021, the Company implemented its 2021 Stock Option and Incentive Plan (the “Plan”). The maximum number of shares of common Stock issuable under The Plan is 1,666,667. In March 2021, the Company granted 350,000 restricted stock units (“RSUs”) to certain key employees, directors, consultants, and advisors of the Company pursuant to the Company’s 2021 Stock Option and Incentive Plan (the “Plan”). Each unit was to vest in 25% increments every six months for a period of two years from the date of issuance. As of December 31, 2021, 87,500 RSUs vested and were issued and outstanding shares of common stock, and 262,500 remained unvested. The RSUs had a grant-date fair value of $525,000. During the period ended December 31, 2021, the Company recognized $207,813 in stock-based compensation, of which $197,917 was included in general and administrative expenses and $9,896 was included in sales and marketing expenses in the statement of operations.

In September 2022, the Company accelerated the vesting of the remaining 87,500 unvested restricted stock units and therefore an aggregate of 262,500 shares were vested during 2022. Upon this, all 350,000 RSUs granted in 2021 were vested and outstanding shares of common stock. During the year ended December 31, 2022, the Company recognized $317,875 in stock-based compensation, of which $301,875 was included in general and administrative expenses and $16,000 was included in sales and marketing expenses in the statement of operations.

As of December 31, 2022, all restricted stock units were vested.

Regulation A Offering

In March 2022, the Company received its notice of qualification from the Securities and Exchange Commission under Regulation A. The offering was terminated in June 2022. No securities were sold under the offering.